Share Capital - Schedule of Warrants were Outstanding and Exercisable (Details)	Mar. 31, 2026 $ / shares shares
August 20, 2024 [Member]
Schedule of Warrants were Outstanding and Exercisable [Line Items]
Expiry Date	Aug. 20, 2026
Exercise Price (in Dollars per share) | $ / shares	$ 1,867.97
Number of Warrants Outstanding	134
Number of Warrants Exercisable	134
December 24, 2024 [Member]
Schedule of Warrants were Outstanding and Exercisable [Line Items]
Expiry Date	Dec. 24, 2029
Exercise Price (in Dollars per share) | $ / shares	$ 99.63
Number of Warrants Outstanding	20,075
Number of Warrants Exercisable	20,075
December 24, 2024 [Member]
Schedule of Warrants were Outstanding and Exercisable [Line Items]
Expiry Date	Dec. 24, 2026
Exercise Price (in Dollars per share) | $ / shares	$ 99.63
Number of Warrants Outstanding	20,075
Number of Warrants Exercisable	20,075
December 24, 2024 [Member]
Schedule of Warrants were Outstanding and Exercisable [Line Items]
Expiry Date	Dec. 24, 2029
Exercise Price (in Dollars per share) | $ / shares	$ 124.53
Number of Warrants Outstanding	1,506
Number of Warrants Exercisable	1,506